Earnings per share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($) Vote $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2013 USD ($) $ / shares shares
Numerator
Net income attributable to the Group	$ 63,149	$ 51,230	$ 37,537
Net income attributable to the Group	$ 63,149	$ 51,230	$ 37,537
Denominator
Weighted average number of ordinary shares | shares	32,790,711	32,129,355	29,662,696
Basic EPS
Net income attributable to the Group (in dollars per share) | $ / shares	$ 1.93	$ 1.59	$ 1.27
Net income from continuing operations attributable to the Group	$ 63,149	$ 51,230	$ 37,537
Denominator
Diluted weighted average number of ordinary shares outstanding | shares	33,111,753	32,242,488	30,235,884
Diluted net income attributable to the Group per share (in dollars per share) | $ / shares	$ 1.91	$ 1.59	$ 1.24
Class A ordinary shares
Earnings per share
Number of votes per ordinary share | Vote	1
Numerator
Net income attributable to the Group	$ 24,963	$ 8,921	$ 991
Denominator
Weighted average number of ordinary shares | shares	12,962,222	5,595,292	782,721
Basic EPS
Net income attributable to the Group (in dollars per share) | $ / shares	$ 1.93	$ 1.59	$ 1.27
Net income from continuing operations attributable to the Group	$ 24,963	$ 8,921	$ 991
Realocation of net income as a result of conversion of Class B to Class A ordinary shares	38,186	42,309	36,546
Net income attributable to the Group	$ 63,149	$ 51,230	$ 37,537
Denominator
Conversion of Class B to Class A shares | shares	19,828,489	26,534,063	28,879,975
Stock option plans (in shares) | shares	321,042	113,133	573,188
Diluted weighted average number of ordinary shares outstanding | shares	33,111,753	32,242,488	30,235,884
Diluted net income attributable to the Group per share (in dollars per share) | $ / shares	$ 1.91	$ 1.59	$ 1.24
Class B ordinary shares
Earnings per share
Number of votes per ordinary share | Vote	10
Numerator
Net income attributable to the Group	$ 38,186	$ 42,309	$ 36,546
Denominator
Weighted average number of ordinary shares | shares	19,828,489	26,534,063	28,879,975
Basic EPS
Net income attributable to the Group (in dollars per share) | $ / shares	$ 1.93	$ 1.59	$ 1.27
Net income from continuing operations attributable to the Group	$ 38,186	$ 42,309	$ 36,546
Net income attributable to the Group	$ 38,186	$ 42,309	$ 36,546
Denominator
Stock option plans (in shares) | shares	321,042	113,133	573,188
Diluted weighted average number of ordinary shares outstanding | shares	20,149,531	26,647,196	29,453,163
Diluted net income attributable to the Group per share (in dollars per share) | $ / shares	$ 1.90	$ 1.59	$ 1.24